UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF

REGISTERED MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number 811-04356

Franklin California Tax-Free Trust

(Exact name of registrant as specified in charter)

One Franklin Parkway, San Mateo, CA  94403-1906

(Address of principal executive offices) (Zip code)

Craig S. Tyle, One Franklin Parkway, San Mateo, CA  94403-1906

(Name and address of agent for service)

Registrant's telephone number, including area code:  650 312-2000

Date of fiscal year end:  6/30

Date of reporting period: 9/30/11

Item 1. Schedule of Investments.

Franklin California Insured Tax-Free Income Fund	Principal Amount	Value
Municipal Bonds 97.8%		
California 97.8%		
ABAG Finance Authority for Nonprofit Corps. California Health Facilities Revenue, Institute on Aging, California Mortgage Insured, 5.65%, 8/15/38	$ 9,000,000	$ 9,246,240
ABAG Finance Authority for Nonprofit Corps. COP, Odd Fellows Home, California Mortgage Insured, 6.00%, 8/15/24	5,000,000	5,016,350
ABAG Finance Authority for Nonprofit Corps. Revenue,		
Casa De Las Campanas, California Mortgage Insured, 6.00%, 9/01/37	11,000,000	11,453,200
Channing House, California Mortgage Insured, 6.00%, 5/15/30	8,495,000	8,985,501
Poway Retirement Housing Foundation Housing Inc. Project, Series A, California Mortgage Insured, 5.375%, 11/15/25	5,145,000	5,150,608
Sansum-Santa Barbara, Refunding, Series A, California Mortgage Insured, 5.60%, 4/01/26	2,750,000	2,775,850
Acalanes UHSD, GO, Capital Appreciation, Election of 2002, Series A, FGIC Insured, zero cpn., 8/01/25	9,045,000	4,509,294
Alameda Corridor Transportation Authority Revenue, Capital Appreciation, sub. lien, Refunding, Series A, AMBAC Insured, zero cpn. to 10/01/12,		
5.25% thereafter, 10/01/21	64,660,000	58,539,931
5.45% thereafter, 10/01/25	25,000,000	21,455,000
Alhambra City Elementary School District GO, Capital Appreciation, Election of 1999, Series B, NATL RE, FGIC Insured, zero cpn., 9/01/27	3,035,000	1,228,811
Alisal USD, GO, Capital Appreciation, Election of 2006, Series B, Assured Guaranty, zero cpn.,		
8/01/32	3,355,000	1,043,103
8/01/33	3,610,000	1,049,969
2/01/34	3,345,000	941,651
Alvord USD, GO, Election of 2007, Series A, AGMC Insured, 5.00%, 8/01/32	9,070,000	9,274,438
Anaheim City School District GO, AGMC Insured, 6.25%, 8/01/40	7,500,000	8,719,950
Anaheim PFAR, Distribution System, second lien, NATL Insured, 5.00%, 10/01/29	5,000,000	5,081,750
Antelope Valley UHSD, GO, Series A, NATL Insured, 5.00%, 2/01/27	5,000,000	5,102,900
Antioch USD, GO, Election of 2008, School Facilities Improvement No. 1-B, Assured Guaranty, 5.375%, 8/01/36	3,130,000	3,323,528
Atascadero CDA Tax Allocation, Redevelopment Project, XLCA Insured, 5.00%, 9/01/34	4,315,000	3,776,402
Atascadero USD, GO, Election of 2010, Series A, AGMC Inured, 5.00%, 8/01/40	6,235,000	6,469,872
Atwater PFA Wastewater Revenue, AGMC Insured, 6.125%, 5/01/45	4,620,000	4,938,826
Auburn PFA Wastewater Revenue, Assured Guaranty, 5.50%, 6/01/39	1,880,000	2,023,181
Auburn USD, COP, Refinancing Project, Assured Guaranty, 5.00%, 6/01/38	10,000,000	10,304,700
Bakersfield Wastewater Revenue, Series A, AGMC Insured, 5.00%, 9/15/32	10,430,000	10,842,402
Baldwin Park RDA Tax Allocation, Refunding, AGMC Insured, 5.70%, 9/01/25	4,000,000	4,045,000
Baldwin Park USD, GO,		
Capital Appreciation, Election of 2006, AGMC Insured, zero cpn., 8/01/28	5,810,000	2,196,877
Election of 2006, AGMC Insured, 5.00%, 8/01/31	5,440,000	5,633,990
Beaumont USD, GO, Election of 2008, Series C, AGMC Insured,		
5.75%, 8/01/36	6,200,000	6,681,678
zero cpn., 8/01/40	11,000,000	1,850,970
Berkeley USD, GO, Election of 2010, Series B, AGMC Insured, 5.375%, 8/01/35	5,090,000	5,373,055
Brentwood Infrastructure Financing Authority Infrastructure Revenue, Refunding, Series A, AGMC Insured, 5.00%, 9/02/32	3,790,000	3,967,713
Buckeye USD, GO, Election of 2006, AGMC Insured, 5.00%, 8/01/32	10,705,000	11,192,399
California Community College Financing Authority Lease Revenue,		
Grossmont Palomar and Shasta, Series A, NATL Insured, 5.125%, 4/01/31	3,030,000	3,030,333
Sequoias and Kern, AGMC Insured, 5.00%, 6/01/30	2,330,000	2,409,243
Sequoias and Kern, AGMC Insured, 5.125%, 6/01/35	1,250,000	1,287,350
California Educational Facilities Authority Revenue, Stanford University, Refunding, Series O, 5.125%, 1/01/31	24,705,000	24,733,164
California Health Facilities Financing Authority Revenue,		
Catholic Healthcare West, Refunding, ACA Insured, 5.00%, 7/01/28	8,765,000	8,765,088
Catholic Healthcare West, Refunding, Series A, 5.00%, 7/01/28	12,995,000	12,995,130
Children's Hospital Los Angeles, Refunding, Series A, AGMC Insured, 5.25%, 7/01/38	7,000,000	7,087,500
Community Development Program for Persons with Developmental Disabilities, Series A, California Mortgage Insured, 6.25%, 2/01/26	5,000,000	5,587,150
Community Health Facilities, Series A, California Mortgage Insured, 5.80%, 8/01/25	940,000	941,307
The Help Group, Refunding, California Mortgage Insured, 5.40%, 8/01/22	4,200,000	4,204,032
Kaiser Permanente, Series A, ETM, 5.40%, 5/01/28	15,400,000	15,412,782
Marshall Hospital, Refunding, Series A, California Mortgage Insured, 5.30%, 11/01/28	2,970,000	2,971,129
Northern California Presbyterian, Refunding, 5.40%, 7/01/28	5,000,000	4,792,300
Senior Living, Aldersly, Series A, California Mortgage Insured, 5.25%, 3/01/32	2,000,000	2,007,680
Sutter Health, Refunding, Series A, NATL Insured, 5.00%, 8/15/19	1,585,000	1,588,455
Sutter Health, Refunding, Series A, NATL Insured, 5.00%, 8/15/38	3,735,000	3,702,057
Sutter Health, Series A, BHAC Insured, 5.00%, 11/15/42	15,000,000	15,331,500

Quarterly Statement of Investments | See Notes to Statements of Investments.

Franklin California Tax-Free Trust

Statement of Investments, September 30, 2011 (unaudited) (continued)

'Variable rate demand notes (VRDNs) are tax-exempt obligations which contain a floating or variable interest rate adjustment formula and an unconditional right of demand to receive payment of the principal balance plus accrued interest at specified dates. The coupon rate shown represents the rate at period end.

Franklin California Tax-Free Trust

Statement of Investments, September 30, 2011 (unaudited) (continued)

ABBREVIATIONS
Selected Portfolio

Quarterly Statement ofInvestments

I See Notes to Statements ofInvestments.

Puerto Rico 4.9%		
Puerto Rico Commonwealth GO, Public Improvement, AGMC Insured, 5.25%, 7/01/16	2,500,000	2,753,600
Puerto Rico Electric Power Authority Power Revenue,		
Refunding, Series UU, AGMC Insured, 5.00%, 7/01/23	5,000,000	5,277,450
Series RR, NATL RE, FGIC Insured, 5.00%, 7/01/21	5,000,000	5,233,650
Series WW, 5.375%, 7/01/23	5,000,000	5,347,450
Puerto Rico PBA Guaranteed Revenue, Government Facilities, Refunding, Series M-3, NATL Insured, 6.00%, 7/01/23	11,645,000	13,303,598
Puerto Rico Sales Tax FICO Sales Tax Revenue, first sub., Series A, 5.00%, 8/01/24	10,000,000	10,734,900
		42,650,648
Total U.S. Territories		45,129,583
Total Municipal Bonds before Short Term Investments (Cost $818,824,098)		854,031,133
Short Term Investments 2.3%		
Municipal Bonds 2.3%		
California 2.3%		
[b]California PCFA, PCR, Pacific Gas and Electric Co., Refunding, Series F, Daily VRDN and Put, 0.10%, 11/01/26	4,800,000	4,800,000
[b]California State Economic Recovery GO, Series C-3, Daily VRDN and Put, 0.13%, 7/01/23	10,350,000	10,350,000
[b]Los Angeles Department of Water and Power Revenue, Refunding, Series B, Sub Series B-6, Daily VRDN and Put, 0.12%, 7/01/34	2,500,000	2,500,000
[b]Southern California Public Power Authority Revenue, Mead-Phoenix Project, Refunding, Series A, Daily VRDN and Put, 0.11%, 7/01/20	1,800,000	1,800,000
Total Short Term Investments (Cost $19,450,000)		19,450,000
Total Investments (Cost $838,274,098) 100.9%		873,481,133
Other Assets, less Liabilities (0.9)%		(7,691,654)
Net Assets 100.0%		$ 865,789,479

Abbreviations

Selected Portfolio

1915 Act - Improvement Bond Act of 1915
ABAG - The Association of Bay Area Governments
ACA - American Capital Access Holdings Inc.
AD - Assessment District
AGMC - Assured Guaranty Municipal Corp.
AMBAC - American Municipal Bond Assurance Corp.
CDA - Community Development Authority/Agency
CFD - Community Facilities District
COP - Certificate of Participation
CRDA - Community Redevelopment Authority/Agency
ETM - Escrow to Maturity
FGIC - Financial Guaranty Insurance Co.
FHA - Federal Housing Authority/Agency
FICO - Financing Corp.
FNMA - Federal National Mortgage Association
GNMA - Government National Mortgage Association
GO - General Obligation
ID - Improvement District
MFHR - Multi-Family Housing Revenue
MTA - Metropolitan Transit Authority
MUD - Municipal Utility District

Quarterly Statement ofInvestments

I See Notes to Statements ofInvestments.

Los Angeles GO, TRAN, 2.50%, 2/29/12	10,000,000	10,091,527
ªMetropolitan Water District of Southern California Water Revenue, Special, Refunding, Series A, Weekly VRDN and Put, 0.08%, 10/01/29	17,000,000	17,000,000
ªMorgan Hill RDA Tax Allocation, Ojo de Agua Redevelopment Project, Series A, Weekly VRDN and Put, 0.12%, 9/01/33	7,935,000	7,935,000
ªOakland-Alameda County Coliseum Authority Lease Revenue, Coliseum Project, Refunding, Series C-1, Weekly VRDN and Put, 0.15%, 2/01/25	18,400,000	18,400,000
ªOceanside MFHR, Shadow Way Apartments Project, Weekly VRDN and Put, 0.16%, 3/01/49	5,350,000	5,350,000
ªOrange County Apartment Development Revenue,		
Harbor Pointe, Issue D, Refunding, FHLMC Insured, Weekly VRDN and Put, 0.13%, 12/01/22	6,000,000	6,000,000
Park Ridge Villas, Issue 1, Refunding, FNMA Insured, Weekly VRDN and Put, 0.13%, 11/15/28	5,100,000	5,100,000
Trabuco Woods, Refunding, Series J, FNMA Insured, Weekly VRDN and Put, 0.14%, 11/15/28	2,670,000	2,670,000
ªOrange County Housing Authority MF Apartment Development Revenue, Lantern Pines Project, Series CC, FNMA Insured, Weekly VRDN and Put, 0.16%, 12/01/27	2,595,000	2,595,000
Riverside County GO, TRAN, Series B, 2.00%, 6/29/12	10,000,000	10,123,448
ªSacramento County Sanitation District Financing Authority Revenue, sub. lien, Sanitation District, Refunding,		
Series A, Daily VRDN and Put, 0.11%, 12/01/36	6,945,000	6,945,000
Series C, Daily VRDN and Put, 0.16%, 12/01/38	6,000,000	6,000,000
Series E, Weekly VRDN and Put, 0.14%, 12/01/40	3,000,000	3,000,000
ªSan Diego County COP, San Diego Foundation, Weekly VRDN and Put, 0.12%, 8/01/36	4,290,000	4,290,000
ªSan Jose Financing Authority Lease Revenue, Hayes Mansion, Refunding, Series C, Weekly VRDN and Put, 0.12%, 6/01/27	8,915,000	8,915,000
ªSan Jose RDAR, Merged Area Redevelopment Project, Series B, Weekly VRDN and Put, 0.12%, 7/01/26	17,820,000	17,820,000
San Mateo UHSD, GO, BAN, Refunding, 2.00%, 2/15/12	10,000,000	10,050,742
ªSanta Clara County Financing Authority Lease Revenue, Valley Medical Center Facilities Replacement Project, Series B, Weekly VRDN and Put, 0.14%, 11/15/25	4,900,000	4,900,000
ªSanta Clara County Housing Authority MFHR, Benton Park Central Apartments, Refunding, Series A, FNMA Insured, Weekly VRDN and Put, 0.12%, 12/15/25	5,000,000	5,000,000
ªSanta Clara Valley Transportation Authority Sales Tax Revenue, Refunding, Series A, Weekly VRDN and Put, 0.08%, 6/01/26	10,895,000	10,895,000
ªSouthern California Public Power Authority Revenue,		
Mead-Adelanto Project, Refunding, Series A, Daily VRDN and Put, 0.11%, 7/01/20	12,105,000	12,105,000
Mead-Phoenix Project, Refunding, Series A, Daily VRDN and Put, 0.11%, 7/01/20	5,410,000	5,410,000
ªUnion City MFR, Housing Mission Sierra, Refunding, Series A, FNMA Insured, Weekly VRDN and Put, 0.13%, 7/15/29	9,400,000	9,400,000
ªWalnut Creek MFHR, Creekside Drive, FHLMC Insured, Weekly VRDN and Put, 0.13%, 4/01/27	3,730,000	3,730,000
ªWhittier Health Facility Revenue, Presbyterian Intercommunity Hospital Inc., Refunding, Series A, Weekly VRDN and Put, 0.11%, 6/01/36	6,000,000	6,000,000
Total Investments (Cost $559,720,717) 100.0%		559,720,717
Other Assets, less Liabilities 0.0%†		71,458
Net Assets 100.0%		$ 559,792,175

†Rounds to less than 0.1% of net assets.

Abbreviations
Selected Portfolio

1915 Act - Improvement Bond Act of 1915
AD - Assessment District
BAN - Bond Anticipation Note
CDA - Community Development Authority/Agency
COP - Certificate of Participation
FHLMC - Federal Home Loan Mortgage Corp.
FNMA - Federal National Mortgage Association
GO - General Obligation
HFAR - Housing Finance Authority Revenue
ID - Improvement District

Franklin California Tax-Free Trust

Notes to Statements of Investments (unaudited)

1. ORGANIZATION

Franklin California Tax-Free Trust (Trust) is registered under the Investment Company Act of 1940, as amended, (1940 Act) as an open-end investment company, consisting of three funds (Funds).

2. FINANCIAL INSTRUMENT VALUATION

The Funds' investments in securities and other financial instruments are carried at fair value daily. Fair value is the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants on the measurement date. Under procedures approved by the Trust's Board of Trustees, the Funds may utilize independent pricing services, quotations from securities and financial instnunent dealers, and other market sources to determine fair value.

Debt securities generally trade in the over-the-counter market rather than on a securities exchange. The Funds' pricing services use multiple valuation techniques to determine fair value. In instances where sufficient market activity exists, the pricing services may utilize a market -based approach through which quotes from market makers are used to determine fair value. In instances where sufficient market activity may not exist or is limited, the pricing services also utilize proprietary valuation models which may consider market characteristics such as benchmark yield curves, option-adjusted spreads, credit spreads, estimated default rates, coupon rates, anticipated timing of principal repayments, underlying collateral, and other unique security features in order to estimate the relevant cash flows, which are then discounted to calculate the fair value.

Securities in the Franklin California Tax-Exempt Money Fund are valued at amortized cost, which approximates market value. Amortized cost is an income-based approach which involves valuing an instnunent at its cost and thereafter assuming a constant amortization to maturity of any discount or prenuum.

The Funds have procedures to determine the fair value of securities and other financial instruments for which market prices are not readily available or which may not be reliably priced. Under these procedures, the Funds primarily employ a market -based approach which may use related or comparable assets or liabilities, recent transactions, market multiples, book values, and other relevant information for the investment to determine the fair value of the investment. The Funds may also use an income-based valuation approach in which the anticipated future cash flows of the investment are discounted to calculate fair value. Discounts may also be applied due to the nature or duration of any restrictions on the disposition of the investments. Due to the inherent uncertainty of valuations of such investments, the fair values may differ significantly from the values that would have been used had an active market existed.

3. INCOME TAXES

At September 30,2011, the cost of investments and net unrealized appreciation (depreciation) for income tax purposes were as follows:

At September 30,2011, the cost of investments for book and income tax purposes was the same for the Franklin California Tax-Exempt Money Fund.

4. FAIR VALUE MEASUREMENTS

The Funds follow a fair value hierarchy that distinguishes between market data obtained from independent sources (observable inputs) and the Funds' own market assumptions (unobservable inputs). These inputs are used in determining the value of the Funds' investments and are summarized in the following fair value hierarchy:

  Level 1 - quoted prices in active markets for identical securities
  Level 2 - other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speed, credit risk, etc.)
  Level 3 - significant unobservable inputs (including the Funds' own assumptions in determining the fair value of investments)

The inputs or methodology used for valuing securities are not an indication of the risk associated with investing in those securities. Money market securities may be valued using amortized cost, in accordance with the 1940 Act. Generally, amortized cost reflects the current fair value of a security, but since the value is not obtained from a quoted price in an active market, such securities are reflected as a Level 2.

For movements between the levels within the fair value hierarchy, the Funds have adopted a policy of recognizing the transfers as of the date of the underlying event which caused the movement.

At September 30,2011, all of the Funds' investments in securities carried at fair value were valued using Level 2 inputs.

5. NEW ACCOUNTING PRONOUNCEMENTS

In May 2011, the Financial Accounting Standards Board (FASB) issued Accounting Standards Update (ASU) No. 2011-04, Fair Value Measurement (Topic 820): Amendments to Achieve Common Fair Value Measurement and Disclosure Requirements in U.S. GAAP and IFRSs. The amendments in the ASU will improve the comparability of fair value measurements presented and disclosed in financial statements prepared in accordance with U.S. GAAP (Generally Accepted Accounting Principles) and IFRS (International Financial Reporting Standards) and include new guidance for certain fair value measurement principles and disclosure requirements. The ASU is effective for interim and annual periods beginning after

December 15, 2011. The Funds are currently reviewing the requirements and believe the adoption of this ASU will not have a material impact on the financial statements.

6. SUBSEQUENT EVENTS

The Funds have evaluated subsequent events through the issuance of the Statements of Investments and determined that no events have occurred that require disclosure.

For additional information on the Funds' significant accounting policies, please refer to the Funds' most recent semiannual or annual shareholder report.

Item 2. Controls and Procedures.

(a) Evaluation of Disclosure Controls and Procedures.  The Registrant maintains disclosure controls and procedures that are designed to ensure that information required to be disclosed in the Registrant’s filings under the Securities Exchange Act of 1934 and the Investment Company Act of 1940 is recorded, processed, summarized and reported within the periods specified in the rules and forms of the Securities and Exchange Commission.  Such information is accumulated and communicated to the Registrant’s management, including its principal executive officer and principal financial officer, as appropriate, to allow timely decisions regarding required disclosure.  The Registrant’s management, including the principal executive officer and the principal financial officer, recognizes that any set of controls and procedures, no matter how well designed and operated, can provide only reasonable assurance of achieving the desired control objectives.

Within 90 days prior to the filing date of this Quarterly Schedule of Portfolio Holdings on Form N-Q, the Registrant had carried out an evaluation, under the supervision and with the participation of the Registrant’s management, including the Registrant’s principal executive officer and the Registrant’s principal financial officer, of the effectiveness of the design and operation of the Registrant’s disclosure controls and procedures.  Based on such evaluation, the Registrant’s principal executive officer and principal financial officer concluded that the Registrant’s disclosure controls and procedures are effective.

(b) Changes in Internal Controls.  There have been no significant changes in the Registrant’s internal controls or in other factors that could significantly affect the internal controls subsequent to the date of their evaluation in connection with the preparation of this Quarterly Schedule of Portfolio Holdings on Form N-Q.

Item 3. Exhibits.

(a) Certification pursuant to Section 30a-2 under the Investment Company Act of 1940 of Laura F. Fergerson, Chief Executive Officer - Finance and Administration, and Gaston Gardey, Chief Financial Officer and Chief Accounting Officer.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

FRANKLIN CALIFORNIA TAX-FREE TRUST

By /s/LAURA F. FERGERSON

      Laura F. Fergerson

      Chief Executive Officer - Finance and Administration

Date  November 25, 2011

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By /s/LAURA F. FERGERSON

      Laura F. Fergerson

      Chief Executive Officer - Finance and Administration

Date  November 25, 2011

By /s/GASTON GARDEY

      Gaston Gardey

      Chief Financial Officer and Chief Accounting Officer

Date  November 25, 2011